Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Entity Central Index Key	0001484750
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class A
Trading Symbol	CPXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.09% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,[1] which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,[2] which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.[1] The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	5.97%	1.45%	3.94%
Without sales charge	10.09%	2.23%	4.34%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,883,363,050
Holdings Count | shares	317
Advisory Fees Paid, Amount	$ 54,464,020
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class C
Trading Symbol	CPXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.78%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 9.36% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,[1] which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,[2] which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.[1] The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	8.36%[3]	1.57%	3.67%
Without sales charge	9.36%	1.57%	3.67%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,883,363,050
Holdings Count | shares	317
Advisory Fees Paid, Amount	$ 54,464,020
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class F
Trading Symbol	CPXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.46% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,[1] which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,[2] which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.[1] The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	Since inception (4/3/17)
Class F3	10.46%	2.59%	4.12%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	3.42%
Linked Blended Benchmark[1]	9.07%	2.85%	4.25%
S&P 500 Index[2]	25.02%	14.52%	14.48%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	3.98%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,883,363,050
Holdings Count | shares	317
Advisory Fees Paid, Amount	$ 54,464,020
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class I
Trading Symbol	CPXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.39% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,[1] which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,[2] which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.[1] The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I3	10.39%	2.51%	4.65%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,883,363,050
Holdings Count | shares	317
Advisory Fees Paid, Amount	$ 54,464,020
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class R
Trading Symbol	CPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.28%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 9.90% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,[1] which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,[2] which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.[1] The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R3	9.90%	2.08%	4.18%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,883,363,050
Holdings Count | shares	317
Advisory Fees Paid, Amount	$ 54,464,020
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class Z
Trading Symbol	CPXZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 10.45% total return in the 12 months ended December 31, 2024, compared with the Linked Blended Benchmark,[1] which returned 9.07%, and the ICE BofA U.S. All Capital Securities Index,[2] which returned 9.61%.

The portfolio's underweight allocation to $25 par securities and overweight to contingent capital securities (CoCos) contributed to relative performance compared with the Linked Blended Benchmark.[1] The $25 par issues struggled amid rising interest rates and issuers replacing redeemed shares with over-the-counter-traded securities with yields of 6–7% and structures that effectively remove extension risk after 10 years—presenting investors with the potential for attractive risk-adjusted returns. European bank CoCos led performance, with double-digit gains, as their wider credit spreads allowed for meaningful credit spread compression.

At the sector level, security selection and an underweight in insurance issues contributed to relative performance. This included out-of-index investments in several issues that rebounded sharply following weakness in 2023. The portfolio's underweight or non-investment in Japanese insurance issues also contributed, as the high-quality securities lagged other preferreds as credit spreads narrowed. Selection in U.S. bank preferreds further aided relative performance, led by out-of-benchmark or overweight positions in certain shorter-duration issues. Security selection in utilities preferreds additionally aided relative performance. This was partly due to overweight investments in certain well-performing shorter-duration issues. Further, an out-of-benchmark investment from a Canadian issuer outperformed on an improving credit profile following the sale of its renewable energy business.

An underweight allocation in the capital goods sector was the only detractor from relative performance, albeit the impact was immaterial.

Top contributors	Top detractors
Insurance	Capital Goods
Banking/Brokerage
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z3	10.45%	2.59%	4.71%
ICE BofA Fixed Rate Preferred Securities Index	7.05%	1.95%	4.21%
Linked Blended Benchmark[1]	9.07%	2.85%	4.55%
S&P 500 Index[2]	25.02%	14.52%	13.10%
ICE BofA U.S. All Capital Securities Index[2]	9.61%	2.57%	4.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,883,363,050
Holdings Count | shares	317
Advisory Fees Paid, Amount	$ 54,464,020
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,883,363,050
Number of portfolio holdings (excluding derivatives)	317
Portfolio turnover rate	66%
Net advisory fees paid	$54,464,020

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%

Sector diversification[4,6]	(%)
Banking	54.4%
Utilities	14.6%
Insurance	12.0%
Pipelines	9.2%
Financial Services	2.7%
Energy	1.1%
Health Care	0.8%
Real Estate	0.8%
Telecommunications	0.8%
Other (includes short-term investments)	3.6%

Country diversification[4,6]	(%)
United States	52.0%
Canada	11.9%
United Kingdom	9.2%
France	6.4%
Netherlands	4.5%
Switzerland	3.6%
Spain	3.2%
Germany	2.0%
Italy	1.1%
Other (includes short-term investments)	6.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Charles Schwab Corp., 4.00%, Series I	1.4%
Goldman Sachs Group, Inc., 7.50%, Series X	1.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.0%
Wells Fargo & Co., 6.85%	1.0%
Morgan Stanley, 6.625%, Series Q	1.0%
Wells Fargo & Co., 3.90%, Series BB	1.0%
Transcanada Trust, 5.50%, due 9/15/79 (Canada)	1.0%
UBS Group AG, 9.25%, (Switzerland)	1.0%
Charles Schwab Corp., 4.00%, Series H	1.0%
PNC Financial Services Group, Inc., Series T	1.0%